Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

December 31, 2020

FRX-X20-QTLY-0221
1.906839.111

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,724,895,267)	172,920,044	2,232,397,765

International Equity Funds - 20.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,182,900,579)	103,504,026	1,484,247,729

Bond Funds - 35.9%
Fidelity Series Bond Index Fund (a)	222,239,126	2,395,737,777
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,608,387	216,488,906
TOTAL BOND FUNDS
(Cost $2,490,006,137)		2,612,226,683

Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $348,340,191)	34,603,944	371,300,316

Short-Term Funds - 8.0%
Fidelity Cash Central Fund 0.11% (b)	8,008	8,009
Fidelity Series Treasury Bill Index Fund (a)	58,537,240	585,372,401
TOTAL SHORT-TERM FUNDS
(Cost $585,524,885)		585,380,410
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,331,667,059)		7,285,552,903
NET OTHER ASSETS (LIABILITIES) - 0.0%		91,427
NET ASSETS - 100%		$7,285,644,330

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8
Total	$8

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,732,759,702	$909,014,027	$265,515,102	$53,197,124	$(606,835)	$20,085,985	$2,395,737,777
Fidelity Series Global ex U.S. Index Fund	1,084,026,871	305,445,137	357,170,479	25,034,097	2,473,564	449,472,636	1,484,247,729
Fidelity Series Inflation-Protected Bond Index Fund	262,939,106	126,581,007	36,204,163	4,722,084	379,698	17,604,668	371,300,316
Fidelity Series Long-Term Treasury Bond Index Fund	159,563,920	108,489,750	22,807,732	21,921,878	(222,432)	(28,534,600)	216,488,906
Fidelity Series Total Market Index Fund	1,610,508,398	491,873,223	643,887,872	42,557,371	25,078,607	748,825,409	2,232,397,765
Fidelity Series Treasury Bill Index Fund	408,468,808	238,727,011	59,962,368	2,215,782	(48,019)	(1,813,031)	585,372,401
Total	$5,258,266,805	$2,180,130,155	$1,385,547,716	$149,648,336	$27,054,583	$1,205,641,067	$7,285,544,894

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.